Business Combinations (Tables)	12 Months Ended
Mar. 31, 2022
Quest 2 Travel.com India Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Summary of Purchase Price allocation

The purchase price was allocated based on management’s estimates and an independent appraisal of fair values as follows:

Property, plant and equipment	1,449
Intangible assets*	6,792
Other non-current assets	107
Current assets and liabilities, net (including cash and cash equivalents of USD 69)	2,644
Other non-current liabilities	(738)
Deferred tax liabilities	(1,890)
Total identifiable net assets acquired	8,364
Non-controlling interest (49%)	(4,098)
Goodwill	10,433
Total purchase price	14,699

*Intangible assets includes customer relationship, non-compete, brand/trade-mark and technology related development cost.